GODFREY & KAHN, S.C.

ATTORNEYS AT LAW

780 North Water Street

Milwaukee, WI  53202

Ph: (414) 273-3500 / Fax: (414) 273-5198

December 4, 2014

VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
100 F Street, NE
Washington, D.C. 20549

RE:

ARI Network Services, Inc.

Registration No. 333-188093

Ladies and Gentlemen:

        Transmitted herewith via EDGAR on behalf of ARI Network Services, Inc. (the “Company”), please find Post-Effective Amendment No. 3 to the Company’s Registration Statement on Form S-1.  If you have any questions regarding this filing, please call me at the number indicated above.

Very truly yours,

GODFREY & KAHN, S.C.

/s/ C. J. Wauters

C. J. Wauters

cc:

William A. Nurthern

OFFICES IN MILWAUKEE, MADISON, WAUKESHA, GREEN BAY AND APPLETON, WI, AND WASHINGTON DC

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